Schedule of other non-current assets (Details) - Nonrelated Party [Member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Value Added Tax (VAT)	€ 630,342	€ 912,424	€ 641,215
Research and development tax credit	167,000	650,000	600,000
Other non-current assets	207,218	39,079
Total other non-current assets	€ 1,004,560	€ 1,601,503	€ 1,241,215